Cover page	Nov. 03, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Andersons, Inc.
Entity Incorporation, State or Country Code	OH
Entity File Number	000-20557
Entity Tax Identification Number	34-1562374
Entity Address, Address Line One	1947 Briarfield Boulevard
Entity Address, City or Town	Maumee
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43537
City Area Code	419
Local Phone Number	893-5050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00 par value, $0.01 stated value
Trading Symbol	ANDE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000821026
Amendment Flag	false